SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash equivalents	$ 0	$ 0
Cash	1,576,632	1,300,855
Increase in allowance for credit losses	17,900,000
Allowance for credit losses	7,688,491	25,591,946	$ 25,484,295
Increase in allowance for credit losses	2,646,969	794,087
Impairment of long-lived assets			1,468,014
Advertising cost, percentage	100.00%
Rental income	$ 264,000	251,000
Recognized revenue	699,000	290,000	232,000
Stock-based compensation expense	$ 956,400	$ 1,564,000	$ 23,100
Average Yearly RMB [Member]
Foreign currency exchange rate, translation	7.1905	7.0723	6.7190
Suppliers [Member]
Increase in allowance for credit losses	$ 1,400,000	$ 300,000